Pledged Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Disclosure [Line Items]
Trade accounts and notes receivable	¥ 10,119	¥ 13,808
Inventories	3,289	11,691
Other current assets		5,337
Property, plant and equipment	22,102	24,548
Finance subsidiaries-receivables	¥ 570,655	¥ 504,587